SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 96.8%
China — 89.0%
3,000	AAC Technologies Holdings, Inc.	$15,609
29,616	Alibaba Group Holding Ltd.	419,243
20,500	Anhui Yingliu Electromechanical Co. Ltd., Class A	66,064
6,559	Asymchem Laboratories Tianjin Co. Ltd., Class A	80,815
28,300	Baoshan Iron & Steel Co. Ltd., Class A	26,030
2,000	BYD Co. Ltd., Class H	31,140
87,818	CGN Mining Co. Ltd.	27,255
195,476	China Construction Bank Corp., Class H	197,811
30,000	China Hongqiao Group Ltd.	69,078
24,000	China Life Insurance Co. Ltd., Class H	57,911
2,700	China Life Insurance Co. Ltd., Class A	15,524
34,185	China Mengniu Dairy Co. Ltd.	70,463
10,577	China Merchants Bank Co. Ltd., Class H	74,197
19,197	China Resources Land Ltd.	65,362
7,600	Contemporary Amperex Technology Co. Ltd., Class A	267,918
52,682	CSPC Pharmaceutical Group Ltd.	51,821
9,253	Foshan Haitian Flavouring & Food Co. Ltd., Class H*	41,315
12,374	Fuyao Glass Industry Group Co. Ltd., Series H(a)	88,417
392	GDS Holdings Ltd., ADR*	11,983
3,049	GDS Holdings Ltd., Class A*	11,631
65,000	Geely Automobile Holdings Ltd.	132,678
3,300	Hexing Electrical Co. Ltd., Class A	11,728
80,383	Industrial & Commercial Bank of China Ltd., Class H	63,829
100	JD.com, Inc., ADR	3,264
2,114	Jiangsu Hengrui Pharmaceuticals Co. Ltd.*	14,488
19,217	Jinan Shengquan Group Share Holding Co. Ltd., Class A	74,454
85,000	Jinxin Fertility Group Ltd.(a)	33,237
720	JOYY, Inc., ADR	36,655
6,685	Kanzhun Ltd., ADR*	119,260
2,979	KE Holdings, Inc., ADR	52,847
13,207	KE Holdings, Inc., Class A	78,818
40,700	Laobaixing Pharmacy Chain JSC, Class A	119,427
10,700	Luxshare Precision Industry Co. Ltd., Class A	51,845
10,198	Meituan, Class B(a),*	164,045
5,636	Midea Group Co. Ltd., Class H	53,584
100	Mixue Group*	6,563
11,700	Muyuan Foods Co. Ltd., Class A	68,634
2,440	NetEase, Inc.	65,756
19,176	New Horizon Health Ltd.(a),(b),(c),*	0
8,600	Ningbo Orient Wires & Cables Co. Ltd., Class A	62,136
200	OmniVision Integrated Circuits Group, Inc., Class A	3,567
2,363	PDD Holdings, Inc. , ADR*	247,312
27,612	Ping An Insurance Group Co. of China Ltd., Series H	176,256
20,650	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	78,981
1,524	Shenzhen Inovance Technology Co. Ltd., Class A	13,741
2,070	Shenzhen SEICHI Technologies Co. Ltd., Class A	25,443

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
6,533	Shenzhou International Group Holdings Ltd.	$46,699
4,700	Sieyuan Electric Co. Ltd., Class A	47,832
8,412	TAL Education Group, ADR*	85,971
7,086	Tencent Holdings Ltd.	456,591
622	Trip.com Group Ltd.	36,427
29,800	Xiaomi Corp., Class B(a),*	229,393
2,500	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	9,215
13,967	Zhejiang Sanhua Intelligent Controls Co. Ltd.*	44,748
4,500	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	21,036
2,600	Zhongji Innolight Co. Ltd., Class A	53,254
54,704	Zijin Mining Group Co. Ltd., Class H	140,688
		4,619,989
Hong Kong — 4.3%
2,400	ASMPT Ltd.	17,664
3,500	Hong Kong Exchanges & Clearing Ltd.	188,253
1,500	Techtronic Industries Co. Ltd.	16,551
		222,468
Korea — 0.1%
17	SK Hynix, Inc.	3,663

Macao — 0.5%
12,000	Sands China Ltd.	25,079

South Africa — 2.7%
452	Naspers Ltd., Class N	141,030

Taiwan — 0.2%
334	Taiwan Semiconductor Manufacturing Co. Ltd.	12,214

Total Common Stocks		5,024,443
(Cost $4,436,781)
Equity Linked Security — 0.6%
China — 0.6%
41,180	Puyang Refractories Group Co. Ltd.*	28,459

Total Equity Linked Security		28,459
(Cost $30,900)
Total Investments		$5,052,902
(Cost $4,467,681) — 97.4%
Other assets in excess of liabilities — 2.6%		136,684
NET ASSETS — 100.0%		$5,189,586

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

June 30, 2025 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
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